Cover Page	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-41737
Entity Registrant Name	Lifezone Metals Limited
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001958217
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2025